Summary Prospectus September 30, 2011, as supplemented July 2, 2012

ING Core Equity Research Fund

Class / Ticker	A /AAGIX; B /AGINX; C /AEICX; I /AEGIX; O /IDFOX; R /ICERX; W /IGIWX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. For free paper or electronic copies of the Prospectus and other Fund information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.INGFunds.com/literature; email a request to Literature_request@INGFunds.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The Fund’s Prospectus and Statement of Additional Information, each dated September 30, 2011, as supplemented, and the audited financial statements on pages 14-35 of the Fund’s shareholder report dated May 31, 2011 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 45) or the Statement of Additional Information (page 92).

Shareholder Fees Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
A	5.75	None
B	None	5.00
C	None	1.00
I	None	None
O	None	None
R	None	None
W	None	None
Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I
Management Fees	%	0.68	0.68	0.68	0.68
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Administrative Services Fees	%	0.08	0.08	0.08	0.08
Other Expenses	%	0.25	0.25	0.25	0.19
Total Annual Fund Operating Expenses	%	1.26	2.01	2.01	0.95
Waivers and Reimbursements [1]	%	(0.18)	(0.18)	(0.18)	(0.20)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.08	1.83	1.83	0.75
Class		O	R 2	W
Management Fees	%	0.68	0.68	0.68
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Administrative Services Fees	%	0.08	0.08	0.08
Other Expenses	%	0.25	0.25	0.25
Total Annual Fund Operating Expenses	%	1.26	1.51	1.01
Waivers and Reimbursements [1]	%	(0.18)	(0.18)	(0.18)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.08	1.33	0.83
1	The adviser is contractually obligated to limit expenses to 1.08%, 1.83%, 1.83%, 0.83%,1.08%, 1.33%, and 0.83% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.75% for Class I shares through October 1, 2012. There is no guarantee the additional expense limitation will continue after October 1, 2012. The obligation will only continue if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
2	Based on Class A shares’ expenses adjusted for class specific differences.
Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$679	935	1211	1995
B	Sold	$686	913	1266	2130
	Held	$186	613	1066	2130
C	Sold	$286	613	1066	2323
	Held	$186	613	1066	2323
I	Sold or Held	$77	283	506	1148
O	Sold or Held	$110	382	674	1507
R	Sold or Held	$135	460	807	1786
W	Sold or Held	$85	304	540	1220

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that the sub-adviser (“Sub-Adviser”) believes have significant potential for capital appreciation or income growth or both. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Fund may also engage in option writing.

The Fund may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Fund typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser: emphasizes stocks of larger companies; looks to opportunistically invest the Fund’s assets in stocks of mid- and small-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid

Summary Prospectus	2 of 4	ING Core Equity Research Fund

securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares had not commenced operations as of December 31, 2010, no performance information for Class R shares is provided below.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.02% and Worst quarter: 4th, 2008, (21.74)%

The Fund’s Class A shares’ year-to-date total return as of June 30, 2011: 4.04%

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Average Annual Total Returns% (for the periods ended December 31, 2010)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class A before taxes	%	6.09	1.92	(0.31)	04/15/94
After tax on distributions	%	6.02	1.18	(0.48)	—
After tax on distributions with sale	%	4.04	1.12	(0.31)	—
S&P 500 ® Index [1]	%	15.06	2.29	1.41	—
Class B before taxes	%	6.74	1.98	(0.48)	03/01/99
S&P 500 ® Index [1]	%	15.06	2.29	1.41	—
Class C before taxes	%	10.60	2.34	(0.49)	06/30/98
S&P 500 ® Index [1]	%	15.06	2.29	1.41	—
Class I before taxes	%	12.88	3.40	0.53	01/03/92
S&P 500 ® Index [1]	%	15.06	2.29	1.41	—
Class O before taxes	%	12.55	22.54	N/A	02/06/09
S&P 500 ® Index [1]	%	15.06	27.33 [2]	N/A	—
Class W before taxes	%	12.75	19.17	N/A	06/12/09
S&P 500 ® Index [1]	%	15.06	24.42 [2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co.
Portfolio Managers
Christopher F. Corapi	Michael Pytosh
Portfolio Manager (since 02/04)	Portfolio Manager (since 05/11)

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.INGInvestment.com; by writing to us at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258; or by calling us at 1-800-992-0180.

Minimum Initial Investment $ by share class

Class	A,C	I	O	R	W
Non-retirement accounts	$1,000	250,000	1,000	—	1,000
Retirement accounts	$250	250,000	250	—	1,000
Certain omnibus accounts	$250	—	—	—	—
Pre-Authorized Investment Plan	$1,000	—	1,000	—	—

There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class O shares, if you are unable to invest at least $1,000 ($250 for retirement accounts/Coverdell Education Savings Accounts), you may open your account for $100 and $100 per month using the Automatic Investment Plan. This allows you to invest regular amounts at regular intervals until you reach the required initial minimum.

TAX INFORMATION

The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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